Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 2,094,807	¥ 2,166,730
Service cost	72,542	75,251	75,818
Interest cost	40,840	43,854	46,906
Plan amendment	197	(31)
Actuarial loss (gain)	21,493	6,243
Other	12,594	4,638
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(201,878)
Benefit obligation, end of year	2,037,901	2,094,807	2,166,730
Fair value of plan assets, beginning of year	1,086,800	1,136,409
Actual return on plan assets	25,372	(16,478)
Employer contributions	69,851	72,040
Other changes in fair value of plan assets	3,588	3,076
Benefit payments (Pension)	(112,732)	(108,247)
Fair value of plan assets, end of year	1,072,879	1,086,800	1,136,409
Under funded status	(965,022)	(1,008,007)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,426,059	1,338,782
Service cost	37,896	36,591	36,415
Interest cost	27,980	27,866	28,084
Actuarial loss (gain)	(48)	34,091
Other	2,235	11,967
Benefit payments (Lump-sum severance payments and Pension)	(27,058)	(23,238)
Benefit obligation, end of year	1,467,064	1,426,059	1,338,782
Fair value of plan assets, beginning of year	898,141	921,356
Actual return on plan assets	12,654	(23,447)
Employer contributions	7,542	7,652
Employee contributions	3,567	3,615	3,605
Other changes in fair value of plan assets	2,401	12,203
Benefit payments (Pension)	(27,058)	(23,238)
Fair value of plan assets, end of year	897,247	898,141	921,356
Under funded status	¥ (569,817)	¥ (527,918)